SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHIC AREA (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 336,205	$ 300,084	$ 958,022	$ 838,395
Total long-lived assets	425,133		425,133		$ 442,666
VIRGIN ISLANDS, BRITISH
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue
Total long-lived assets
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	333,803	297,972	949,884	830,338
Total long-lived assets	415,105		415,105		431,002
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,402	$ 2,112	8,138	$ 8,057
Total long-lived assets	$ 10,028		$ 10,028		$ 11,664